SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF SEGMENTAL OPERATING RESULTS

The operating results of each business segment were as follows:

	Six months ended June 30, 2025
	Retail Sales	Export Sales	Leather Trading	Corporate and unallocated	Total

Revenues, net
From third party	$3,382,273	$166,459,189	$276,399	$-	$170,117,861
From related parties	-	1,550,023	9,106,919	-	10,656,942
	3,382,273	168,009,212	9,383,318	-	180,774,803
Cost of goods sold	(1,401,494)	(120,526,294)	(9,014,470)	-	(130,942,258)

Gross profit	1,980,779	47,482,918	368,848	-	49,832,545

Operating expenses:
Sales and distribution expenses	(2,404,689)	(28,634,760)	(52,661)	-	(31,092,110)
General and administrative expenses	(906,968)	(8,099,908)	(3,025)	(682,051)	(9,691,952)
Total operating expenses	(3,311,657)	(36,734,668)	(55,686)	(682,051)	(40,784,062)

Operating income (loss)	(1,330,878)	10,748,250	313,162	(682,051)	9,048,483

Other income (expenses):
Interest expense	(125,183)	(394,423)	(210,766)	-	(730,372)
Interest income	130	15,946	170	-	16,246
Government subsidies	12,238	4,712	-	-	16,950
Foreign exchange gain (loss), net	(9,647)	4,292,067	6,215	4,998	4,293,633
Net gain from related parties debt restructuring	-	-	-	1,460,543	1,460,543
Professional fees on acquisition of HTL Marketing	-	(133,960)	-	(1,127,600)	(1,261,560)
Scrap sofa sale income	-	223,263	-	-	223,263
Sundry income (expense)	78,284	21,551	7	(60,438)	39,404
Change in fair value of derivatives financial Instruments	-	(753,243)	-	-	(753,243)
Total other income (expenses), net	(44,178)	3,275,913	(204,374)	277,503	3,304,864

Income (loss) before income taxes	(1,375,056)	14,024,163	108,788	(404,548)	12,353,347
Income tax expense	-	(2,310,779)	(18,493)	-	(2,329,272)

Segment income (loss)	$(1,375,056)	$11,713,384	$90,295	$(404,548)	$10,024,075

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

	Six months ended June 30, 2026
	Retail Sales	Export Sales	Leather Trading	Corporate and unallocated	Total

Revenues, net
From third party	$5,313,821	$185,418,405	$-	$-	$190,732,226
From related parties	-	874,947	6,697,933	-	7,572,880
	5,313,821	186,293,352	6,697,933	-	198,305,106
Cost of goods sold	(1,876,931)	(133,106,987)	(6,327,510)	-	(141,311,428)

Gross profit	3,436,890	53,186,365	370,423	-	56,993,678

Operating expenses:
Sales and distribution expenses	(3,385,506)	(33,560,786)	(21,130)	-	(36,967,422)
General and administrative expenses	(694,444)	(8,432,743)	(1,969)	(1,198,702)	(10,327,858)
Total operating expenses	(4,079,950)	(41,993,529)	(23,099)	(1,198,702)	(47,295,280)

Operating income (loss)	(643,060)	11,192,836	347,324	(1,198,702)	9,698,398

Other income (expenses):
Interest expense	-	(40,734)	(109,881)	-	(150,615)
Interest income	465	18,421	307	-	19,193
Government subsidies	15,685	7,700	-	-	23,385
Foreign exchange gain (loss), net	(2,426)	(2,319,989)	163,712	(9,654)	(2,168,357)
Scrap sofa sale income	-	165,621	-	-	165,621
Change in fair value of derivatives financial Instruments	-	74,765	-	-	74,765
Sundry income (expense)	89,747	(208,528)	-	266,876	148,095
Total other income (expenses), net	103,471	(2,302,744)	54,138	257,222	(1,887,913)

Income (loss) before income taxes	(539,589)	8,890,092	401,462	(941,480)	7,810,485
Income tax expense	-	(1,674,699)	(68,248)	-	(1,742,947)

Segment income (loss)	$(539,589)	$7,215,393	$333,214	$(941,480)	$6,067,538

SCHEDULE OF REVENUES BY GEOGRAPHICAL AREAS

By geographic regions:

	Six months ended June 30, 2025
	Retail Sales	Export Sales	Leather Trading	Total

Asia Pacific	$3,382,273	$35,917,394	$9,383,318	$48,682,985
Europe	-	109,989,204	-	109,989,204
North America	-	22,102,614	-	22,102,614
Total	$3,382,273	$168,009,212	$9,383,318	$180,774,803

By geographic regions:

	Six months ended June 30, 2026
	Retail Sales	Export Sales	Leather Trading	Total

Asia Pacific	$5,313,821	$34,667,805	$6,697,933	$46,679,559
Europe	-	123,659,565	-	123,659,565
North America	-	27,965,982	-	27,965,982
Total	$5,313,821	$186,293,352	$6,697,933	$198,305,106

SCHEDULE OF IDENTIFIABLE LONG LIVED ASSETS

The following tables present the summary of identifiable long-lived assets as of December 31, 2025 and June 30, 2026:

	As of December 31, 2025
	Retail Sales	Export Sales	Leather Trading	Total

Property, plant and
equipment, net	776,528	3,577,555	123	4,354,206

Right-of-use assets, net	6,216,681	1,146,631	-	7,363,312
	6,993,209	4,724,186	123	11,717,518

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

	As of June 30, 2026
	Retail Sales	Export Sales	Leather Trading	Total

Property, plant and
equipment, net	610,418	5,273,832	-	5,884,250
Right-of-use assets, net	4,804,117	2,724,059	-	7,528,176
	5,414,535	7,997,891	-	13,412,426